Commitments, Guarantees, and Contingent Liabilities (Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers) (Detail)
¥ in Millions
Mar. 31, 2018 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
2019	¥ 5,280
2020	3,764
2021	1,673
2022	751
2023	358
Thereafter	4
Total	¥ 11,830